Share-Based Compensation - Schedule of Restricted Shares Under TOYO ESOP (Details) - Restricted Shares [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) shares
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares	2,450,957
Outstanding shares	1,404,000
Share compensation expenses recognized (in Dollars) | $	$ 13,668,497
Shares issued to management [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to management	834,000
Outstanding shares, Restricted shares issued to management	24,000
Share compensation expenses recognized, Restricted shares issued to management (in Dollars) | $	$ 4,703,760
Shares issued to management [Member] | Management [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to management	810,000	[1]
Outstanding shares, Restricted shares issued to management		[1]
Share compensation expenses recognized, Restricted shares issued to management (in Dollars) | $	$ 4,568,400	[1]
Shares issued to management [Member] | Independent Directors [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to management	24,000	[2]
Outstanding shares, Restricted shares issued to management	24,000	[2]
Share compensation expenses recognized, Restricted shares issued to management (in Dollars) | $	$ 135,360	[2]
Shares issued to non-employees [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to non-employees	1,616,957
Outstanding shares, Restricted shares issued to non-employees	1,380,000
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars) | $	$ 8,964,737
Shares issued to non-employees [Member] | Three Consultants [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to non-employees	1,380,000	[3]
Outstanding shares, Restricted shares issued to non-employees	1,380,000	[3]
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars) | $	$ 7,783,200	[3]
Shares issued to non-employees [Member] | One consultant [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to non-employees	110,000	[4]
Outstanding shares, Restricted shares issued to non-employees		[4]
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars) | $	$ 420,380	[4]
Shares issued to non-employees [Member] | Employees of Abalance Corporation [Member]
Schedule of Restricted Shares Under TOYO ESOP [Line Items]
Granted and issued shares, Restricted shares issued to non-employees	126,957	[5]
Outstanding shares, Restricted shares issued to non-employees		[5]
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars) | $	$ 761,157	[5]

[1]	The Company granted 810,000 restricted shares to management, which were vested on January 1, 2026 subject to service conditions. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through December 31, 2025. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not vested until January 1, 2026, the 810,000 restricted shares were not outstanding as of December 31, 2025.
[2]	The Company granted 24,000 restricted shares to three independent directors as award for past services. The restricted shares were immediately vested and the Company recognized share-based compensation expenses on grant date.
[3]	The Company granted an aggregated 1,380,000 restricted shares to three consultants as awards for full operation of the Company’s manufacturing facilities in Texas and Ethiopia. The performance conditions were met in the year ended December 31, 2025 and the Company fully recognized share-based compensation expenses in the year ended December 31, 2025.
[4]	The Company also granted and issued 110,000 restricted shares to another consultant which was subject to a six-month service condition. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through February 28, 2026. As of December 31, 2025, the 110,000 restricted shares were not outstanding. As of December 31, 2025, the Company had unrecognized share-based compensation expenses of $220,020.
[5]	The Company granted an aggregated 126,957 restricted shares to certain employees of the Company’s ultimate shareholders, which provided service in the Company’s Business Combination with BWAQ. These shares were awarded for their past services and were not released until January 1, 2026. The Company recognized share-based compensation expenses on grant date. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not released until January 1, 2026, the 126,957 restricted shares were not outstanding as of December 31, 2025.